Stockholders' Equity - Schedule of Using Block-Scholes Method for Calculating Grant Date Fair Value For Common Stock Warrants (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Expected term (in years)			0 years	[1]
Expected volatility			0.00%	[1]
Risk-free interest rate			0.00%	[1]
Expected dividends			0.00%	[1]
Minimum [Member]
Expected term (in years)					2 years 2 months 16 days
Expected volatility					80.94%
Risk-free interest rate					1.29%
Maximum [Member]
Expected term (in years)					6 years 9 months 4 days
Expected volatility					92.64%
Risk-free interest rate					2.90%
Warrant [Member]
Expected term (in years)	3 years		7 years		7 years
Expected volatility	58.90%				76.00%
Risk-free interest rate	0.42%				0.86%
Expected dividends
Grant date fair value per share	$ 0.19				$ 0.29
Warrant [Member] | Minimum [Member]
Expected volatility			68.86%
Risk-free interest rate			0.27%
Grant date fair value per share			$ 0.27
Warrant [Member] | Maximum [Member]
Expected volatility			74.91%
Risk-free interest rate			1.43%
Grant date fair value per share			$ 0.29

[1]	No derivative liabilities exist during the year ended December 31, 2012.